Related Party Transactions (Details) € in Thousands, $ in Thousands, £ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 EUR (€)
Related Party Transaction [Line Items]
Investments in real estate	$ 71,834	$ 72,573
Retained earnings
Related Party Transaction [Line Items]
Dividends on common shares	199,386	47,835	$ 144,693
Almacantar | Real Estate Investment
Related Party Transaction [Line Items]
Payments to Acquire Real Estate and Real Estate Joint Ventures			83,000	£ 55
Other than Temporary Impairment Losses, Investments	(2,977)	(6,122)	0
Exor N.V.
Related Party Transaction [Line Items]
Related Party Advisory Services Agreement	500	500			€ 300
Payment to Related Parties (Less than)			500
Exor N.V. | Investment advisory services [Member]
Related Party Transaction [Line Items]
Related Party Advisory Services Agreement	254	273
Exor N.V. | Real estate services [Member]
Related Party Transaction [Line Items]
Related Party Consulting Services Agreement	221	45	45
Exor N.V. | Private equity funds
Related Party Transaction [Line Items]
Payments to acquire investments			500,000
Investment carrying value	948,000	563,000
Net realized and unrealized gain (loss) on related party investment	385,000	12,000	$ 51,000
Exor N.V. | Other invested assets
Related Party Transaction [Line Items]
Investment carrying value	$ 32,000	$ 11,000